Accounts Receivable and Contract Assets - Schedule of Movement of Contract Assets (Detail) - 12 months ended Dec. 31, 2018 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Receivables [Abstract]
Beginning balance	¥ 0
Impact due to adoption of new revenue standard	53,084
Recognition of investment management fee	208,471
Recognition of contract acquisition cost	4,186
Settlement upon maturity of investment programs	(146,483)
Settlement upon fulfilment of contract	(7,155)
Ending balance	¥ 112,103	$ 16,305